Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

in EUR	12/31/2022	12/31/2021
Raw materials and supplies	12,857,659	19,578,604
Work in progress	2,547,396	1,642,247
Finished goods and merchandise	5,134,153	14,628,795
Inventories	20,539,208	35,849,646